Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net cash used in operating activities	$ (123,620)	$ (182,602)	$ 202,283
Cash flows from investing activities
Net cash provided by (used in) investing activities	39,628	(8,103)	848
Cash flows from financing activities
Repurchase of warrants		6,611
Payment for repurchase of ordinary shares		(37,379)	(16,106)
Proceeds from issuance of ordinary shares and warrants			158,634
Proceeds from issuance of ordinary shares, net of issuance costs under At-the-Market Offering Agreements	65,430
Proceeds from issuance of series A convertible preferred shares, net of issuance costs	24,575
Net cash provided by (used in) financing activities	90,005	(56,178)	139,218
Net increase in cash	6,013	(246,883)	342,349
Effect of exchange rate changes on cash	(11,410)	(80,021)	25,445
Cash and restricted cash at the beginning of year	101,551	428,455	60,661
Cash and restricted cash at the end of year	96,154	101,551	428,455
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank	520	0	0
Other cash used in operating activities	(4,459)	(3,078)	(1,014)
Net cash used in operating activities	(3,939)	(3,078)	(1,014)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(84,760)	43,869	(136,643)
Net cash provided by (used in) investing activities	(84,760)	43,869	(136,643)
Cash flows from financing activities
Repurchase of warrants	0	(6,358)	0
Payment for repurchase of ordinary shares	0	(33,643)	(16,240)
Prepayment under share repurchase agreement	0	0	(90)
Payment for cost of issuance	0	0	(81)
Proceeds from issuance of ordinary shares and warrants	0	0	158,634
Proceeds from issuance of ordinary shares, net of issuance costs under At-the-Market Offering Agreements	65,430	0	0
Proceeds from issuance of series A convertible preferred shares, net of issuance costs	24,575	0	0
Net cash provided by (used in) financing activities	90,005	(40,001)	142,223
Net increase in cash	1,306	790	4,566
Effect of exchange rate changes on cash	(86)	52	251
Cash and restricted cash at the beginning of year	5,682	4,840	23
Cash and restricted cash at the end of year	$ 6,902	$ 5,682	$ 4,840